[GRAPHIC OMITTED]

ROPES & GRAY LLP
ONE INTERNATIONAL PLACE   BOSTON, MA 02110-2624   617-951-7000   F 617-951-7050
BOSTON   NEW YORK   SAN FRANCISCO   WASHINGTON, DC


September 1, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   The Preferred Group of Mutual Funds (the "Trust")
      (File Nos. 811-06602 and 33-46479)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 485(a) under the Securities Act of 1933, as amended, accompanying this letter for filing is a Post-Effective Amendment No. 27 to the Trust's Registration Statement. Pursuant to the requirements of Rule 485(a)(1) under the Securities Act of 1933, it is intended that this Amendment become effective November 1, 2004. The Registrant intends to file an Amendment pursuant to Rule 485(b) under the Securities Act prior to such date, including or incorporating certain updated financial information contained in the Amendment.

The Amendment has been electronically coded to reflect changes made from Post-Effective Amendment No. 26 to the Trust's Registration Statement, filed with the Commission on October 30, 2003. Please call me at (617) 951-7016 or my colleague Jason Brown at (617) 951-7942 if you have any questions regarding this filing.

Respectfully submitted,

/s/ Brian J. Blackburn
Brian J. Blackburn, Esq.

Enclosures
cc:     Mr. Fred L. Kaufman
        Sean X. McKessy, Esq.
        J.B. Kittredge, Esq.
        Jason E. Brown, Esq.